Nature of operations and reorganizations (Tables)	12 Months Ended
Dec. 31, 2025
Nature of operations and reorganizations
Summary of major subsidiaries, VIE and VIE's subsidiaries

As of December 31, 2025, major subsidiaries, the VIE and VIE’s subsidiaries of Relx HK, the holding company of the PRC Business, were as follows:

			Percentage of
			direct or
			indirect
	Place of	Date of	economic
	incorporation	incorporation	ownership	Principal activities
Subsidiaries
Beijing Yueke Technology Co., Ltd.	Beijing, China	October 25, 2018	100%	Investment holding
Shanghai Wuke Information Technology Co., Ltd. (“Shanghai Wuke”)	Shanghai, China	July 26, 2019	100%	Investment holding
Pillbox38 (UK) Limited	Blackburn, UK	December 31, 2008	66.9%	Selling e‑vapor products
Mons Co., Ltd	Incheon, South Korea	June 1, 2020	100%	Selling e‑vapor products
Supersmooth Alpha HK Limited	Hong Kong, China	January 8, 2024	100%	Selling e‑vapor products
VIE
Beijing Wuxin Technology Co., Ltd.	Beijing, China	February 22, 2018	100%	Investment holding
Subsidiaries of VIE
Shenzhen Wuxin Technology Co., Ltd.	Shenzhen, China	January 2, 2018	100%	Selling e‑vapor products, research and development
Ningbo Wuxin Information Technology Co., Ltd. (“Ningbo Wuxin”)	Ningbo, China	October 10, 2018	100%	Selling e‑vapor products

Summary of consolidated financial information of the VIE and its subsidiaries

	As of December 31,
	2024	2025
	RMB	RMB
Current assets
Cash and cash equivalents	1,975,345	1,543,080
Restricted cash	50,867	39,350
Short-term bank deposits, net	1,489,286	719,849
Receivables from online payment platforms	3,452	1,042
Short-term investments, net	612,798	1,623,932
Accounts and notes receivable, net	34,970	29,969
Inventories	81,838	39,789
Amounts due from group companies	203,905	170,066
Amounts due from related parties	87,804	17,818
Prepayments and other current assets, net	127,903	81,396
Total current assets	4,668,168	4,266,291
Non‑current assets
Property, equipment and leasehold improvement, net	29,665	102,507
Intangible assets, net	47,364	46,076
Long-term investments, net	8,000	357,742
Deferred tax assets, net	24,931	15,397
Right-of-use assets, net	17,442	33,052
Long-term bank deposits, net	334,382	433,618
Other non-current assets, net	6,663	21,362
Total non-current assets	468,447	1,009,754
Total assets	5,136,615	5,276,045
Current liabilities
Accounts and notes payable	252,401	150,891
Contract liabilities	1,148	567
Salary and welfare benefits payable	42,785	56,203
Short-term loans	40,000	20,000
Taxes payable	30,720	16,260
Accrued expenses and other current liabilities	92,335	62,535
Amounts due to group companies	91,835	183,764
Amounts due to related parties	26	83
Lease liabilities - current portion	9,301	9,649
Total current liabilities	560,551	499,952
Non-current liabilities
Deferred tax liabilities	3,293	8,539
Lease liabilities - non-current portion	4,743	25,898
Total non-current liabilities	8,036	34,437
Total liabilities	568,587	534,389

	For the year ended
	December 31, 2023	December 31, 2024	December 31, 2025
	RMB	RMB	RMB
Third-party revenues	1,338,746	1,133,178	1,091,930
Inter-group revenues (i)	15,937	369,356	398,225
Third-party cost of revenues	(664,660)	(813,601)	(725,763)
Inter-group cost of revenues (ii)	(1,268)	(1,188)	(273)
Excise tax on products	(342,354)	(304,053)	(341,595)
Third-party operating expenses	(484,994)	(399,784)	(243,909)
Inter-group operating expenses (iii)	(237,664)	(267,518)	(116,998)
Other income	220,220	93,321	66,019
Net (loss)/income	(156,037)	(190,289)	127,636
(i)	The consolidated VIE and its subsidiaries provide operation services to entities within the Group. Starting from 2024, subsidiaries of the consolidated VIE sells products to entities within the Group. The inter-group revenue is eliminated at the consolidated level.
(ii)	The entities within the Group sell products to the consolidated VIE. The inter-group cost of revenues is eliminated at the consolidated level.
(iii)	The subsidiaries of the Group and the primary beneficiary of the consolidated VIE provide operation supporting services to the consolidated VIE and its subsidiaries. The inter-group service charge is eliminated at the consolidation level.

	For the year ended
	December 31, 2023	December 31, 2024	December 31, 2025
	RMB	RMB	RMB
Net cash (used in)/generated from operating activities with group company	(210,479)	192,826	309,151
Other operating activities	202,414	(68,003)	(165,745)
Net cash (used in)/generated from operating activities	(8,065)	124,823	143,406

Loans to group companies	(80,805)	(233,835)	(1,048,042)
Repayment of loans from group companies	61,590	95,915	738,620
Other investing activities	53,451	1,198,041	(412,464)
Net cash generated from/(used in) investing activities	34,236	1,060,121	(721,886)

Borrowings under loans from group companies	543,912	312,584	599,186
Repayment of borrowings under loans from group companies	(590,760)	(467,946)	(413,672)
Other financing activities	—	39,824	(21,580)
Net cash (used in)/generated from financing activities	(46,848)	(115,538)	163,934